FINANCIAL ASSETS AND LIABILITIES - Assets Measured at Fair Value on a Nonrecurring Basis (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 $ / d	Mar. 31, 2020 daysPerYear	Dec. 31, 2019 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of operating lease right-of-use asset | $	$ 19,965	$ 22,739				$ 54,853
Fair value of finance lease right-of-use-asset | $	$ 98,535	$ 113,480
Level 3 | Nonrecurring | Forward freight market rates adjusted for scrubber earnings | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				8,554
Level 3 | Nonrecurring | Forward freight market rates adjusted for scrubber earnings | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				15,419
Level 3 | Nonrecurring | Forward freight market rates adjusted for scrubber earnings | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				15,044
Level 3 | Nonrecurring | Implied charter rates adjusted for scrubber earnings | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				12,715
Level 3 | Nonrecurring | Implied charter rates adjusted for scrubber earnings | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				15,584
Level 3 | Nonrecurring | Implied charter rates adjusted for scrubber earnings | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				13,857
Level 3 | Nonrecurring | Ship operating expenses per day, including drydocking costs | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				5,328
Level 3 | Nonrecurring | Ship operating expenses per day, including drydocking costs | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				7,754
Level 3 | Nonrecurring | Offhire | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | daysPerYear					1
Level 3 | Nonrecurring | Offhire | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | daysPerYear					38
Level 3 | Nonrecurring | Offhire | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				6,918	5.61
Fair Value | Level 3 | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of operating lease right-of-use asset | $			$ 119,300
Fair value of finance lease right-of-use-asset | $			$ 25,000